UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22447

Equinox Funds Trust
(Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510

Princeton, New Jersey 08542
(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741
(Name and address of agent for service)

(609) 430-0404

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

EQUINOX IPM SYSTEMATIC MACRO FUND

Class I Shares: EQIPX

Semi-Annual Report

December 31, 2018

www.EQUINOXFUNDS.com

1-888-643-3431

Distributed by Northern Lights Distributors, LLC

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website at www.equinoxfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, shareholder reports will be made available electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-888-643-3431 to let the Fund know of your request.

Equinox IPM Systematic Macro Fund
PORTFOLIO REVIEW
December 31, 2018 (Unaudited)

The Fund’s performance figures for the periods ended December 31, 2018, as compared to its benchmarks(1):

		Annualized
	One Year	Three Year	Start of Performance(2)
Equinox IPM Systematic Macro Fund
Class I	1.36%	2.61	1.92%
S&P 500® Total Return Index(3)	(4.38)%	9.26	7.87%
HFRI Macro (Total) Index®(4)	(3.99)%	(0.29)%	(0.50)%

(1)	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance returns would have been lower had Equinox Institutional Asset Management, LP (the “Adviser”) not waived its fees or reimbursed a portion of the Fund’s expenses pursuant to an expense limitation agreement. Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.83% of the Fund’s average daily net assets. This expense limitation will remain in effect until November 30, 2019, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Adviser will occur unless the Fund’s operating expenses are below the expense limitation amount. Per the fee table in the November 1, 2018 prospectus, the Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 2.03% and 1.85%, respectively. More recent expense ratio information is available in the Consolidated Financial Highlights included in this report. For performance information current to the most recent month-end please call 1-888-643-3431.

(2)	Start of performance is July 7, 2015.

(3)	The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

(4)	The HFRI Macro (Total) Index® includes the performance of a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Notes	96.1%
Short-Term Investment	1.6%
Other assets and liabilities – net(5)	2.3%
100.0%

(5)	Includes net unrealized appreciation on futures contracts.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)

U.S. TREASURY NOTES - 96.1%
Principal			Coupon Rate	Maturity Date	Value
$37,500,000	(a)		1.500%	02/28/2019	$37,446,923
46,000,000			1.500%	03/31/2019	45,897,246
54,000,000	(a)		1.625%	07/31/2019	53,714,180
46,500,000			1.500%	10/31/2019	46,075,869
54,000,000	(a)		1.250%	01/31/2020	53,224,805
46,500,000			1.500%	04/15/2020	45,886,055
57,500,000	(a)		2.000%	07/31/2020	57,037,304
21,500,000			1.625%	11/30/2020	21,150,625
7,500,000			2.250%	02/15/2021	7,461,035
		Total U.S. Treasury Notes
		(Cost $367,837,215)			367,894,042

SHORT-TERM INVESTMENTS -1.6%
Number of Shares	Description	Value
6,094,184	U.S. Bank Money Market Deposit Account	6,094,184
	Total Short-Term Investments
	(Cost $6,094,184)	6,094,184

	Total Investments - 97.7%
	(Cost $373,931,399) (b)	373,988,226

	Other Assets in Excess of Liabilities - 2.3%	8,879,215

	TOTAL NET ASSETS - 100.0%	$382,867,441

(a)	A portion of this security is held in a wholly-owned and controlled subisdiary organized as a Delaware Limited Liability Company and consolidated for financial reporting purposes.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $373,931,399 and differs from market value by net unrealized appreciation of securities as follows:

Unrealized Appreciation:	$288,855
Unrealized Depreciation:	(232,028)
Net Unrealized Appreciation:	$56,827

FUTURES CONTRACTS

				Unrealized
				Appreciation/
Number of Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
Short Futures Contracts
798	Australian 10-Year Treasury Bond Future	Mar-19	$74,572,719	$(905,757)
621	Brazilian Real Future	Feb-19	16,024,905	(217,350)
932	Canadian 10-Year Government Bond Future	Mar-19	93,370,671	(1,827,494)
961	Canadian Dollar Future	Mar-19	70,643,110	990,580
80	Czech Koruna Future	Mar-19	7,990,472	98,124
126	FTSE 100 Index Future	Mar-19	10,694,325	37,333
227	Hang Seng Index Future	Jan-19	37,474,350	(390,598)
15	Hungarian Forint Future	Mar-19	1,492,742	23,314
56	Indian Rupee Future	Jan-19	1,602,720	(9,296)
1,762	New Zealand Dollar Future	Mar-19	118,406,400	2,081,800
767	OMXS30 Index Future	Jan-19	12,187,000	57,683
72	S&P 500 Index Future	Mar-19	45,093,600	1,684,129
172	S&P/Toronto Stock Exchange 60 Index Future	Mar-19	21,602,051	424,537
94	South Korean Won Future	Jan-19	2,109,360	(24,910)
37	Swedish Krona Future	Mar-19	8,381,980	(219,040)
864	Swiss Franc Future	Mar-19	110,635,200	(849,675)
131	Swiss Market Index Future	Mar-19	11,075,491	134,858
72	Tokyo Price Index Future	Mar-19	9,810,866	495,513
				1,583,751

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited) (Continued)

				Unrealized
				Appreciation/
Number of Contracts	Description	Expiration Date	Notional Amount	(Depreciation)
Long Futures Contracts
32	Amsterdam Exchanges Index Future	Jan-19	$3,576,356	$(58,954)
707	Australian Dollar Future	Mar-19	49,857,640	(723,837)
1,777	British Pound Future	Mar-19	142,048,938	2,215,672
112	CAC 40 10 Euro Future	Jan-19	6,067,806	(48,743)
238	Euro FX Future	Mar-19	34,279,438	184,920
1,254	Euro-Bund Future	Mar-19	234,969,649	1,920,916
25	FTSE/MIB Index Future	Mar-19	2,607,443	(38,877)
73	German Stock Index Future	Mar-19	22,084,049	(430,329)
316	IBEX 35 Index Future	Jan-19	30,836,783	(662,203)
11	Japanese 10-Year Government Bond Future	Mar-19	15,302,952	27,747
403	Japanese Yen Future	Mar-19	46,198,913	1,419,636
245	Long Gilt Future	Mar-19	38,463,151	(15,806)
1,061	Mexican Peso Future	Mar-19	26,662,930	583,831
290	Norwegian Krone Future	Mar-19	67,256,800	(626,058)
47	Polish Zloty Future	Mar-19	6,282,960	75,200
395	Russian Ruble Future	Mar-19	14,086,688	(660,104)
204	Singapore Dollar Future	Jan-19	5,093,452	(41,909)
7	South African Rand Future	Mar-19	706,447	8,758
60	SPI 200 Index Future	Mar-19	5,875,330	(7,990)
395	U.S. 10-Year Treasury Note Future	Mar-19	48,196,172	1,162,090
				4,283,960

	Net Unrealized Appreciation on Futures Contracts			$5,867,711

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018 (Unaudited)

ASSETS:
Investments at cost	$373,931,399
Investments at value	$373,988,226
Deposits for futures contracts(1)	1,797,774
Net unrealized appreciation on futures contracts	5,867,711
Receivable for Fund shares sold	920,186
Interest receivable	1,869,414
Prepaid expenses and other assets	47,737
Total assets	384,491,048

LIABILITIES:
Payable for Fund shares redeemed	1,093,989
Payable to Directors	15,116
Payable to Adviser	467,057
Accrued expenses	47,445
Total liabilities	1,623,607

Net Assets	$382,867,441

NET ASSETS CONSIST OF:
Paid in capital	$400,258,870
Undistributed net investment income	448,900
Accumulated undistributed net realized loss	(23,724,155)
Net unrealized appreciation/depreciation on:
Investments	56,827
Futures contracts	5,867,711
Foreign currency	(40,712)
Net Assets	$382,867,441

Class I Shares
Issued and outstanding (unlimited shares authorized, no par value)	38,342,364
Net Asset Value, Redemption Price and Offering Price Per Share	$9.99

(1)	Pledged as collateral for open futures contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest income	$4,211,132
Total investment income	4,211,132

EXPENSES:
Investment advisory fees	3,398,231
Transfer agent fees	179,677
Legal fees	124,289
Fund administration and accounting fees	101,984
Interest expense	60,522
Trustees fees and related expenses	32,619
Audit fees	27,495
Reports to shareholders	25,968
Custody fees	25,332
Compliance officer fees	14,459
Federal and state registration fees	10,974
Other	80,518
Total expenses before waiver and reimbursement	4,082,068

Less: Expenses waived/reimbursed by the Adviser	(319,836)

Net expenses	3,762,232

Net Investment Income	448,900

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(50,194)
Futures contracts	(13,189,907)
Foreign currency translations	(206,849)
Commissions on futures contracts	(241,673)

Change in net unrealized appreciation on:
Investments	303,196
Futures contracts	2,633,177
Foreign currency translations	98,036

Net Realized and Unrealized Loss on Investments	(10,654,214)

Net Decrease in Net Assets Resulting from Operations	$(10,205,314)

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
OPERATIONS:
Net investment gain (loss)	$448,900	$(4,667,568)
Net realized gain (loss) on:
Investments	(50,194)	(24,142)
Futures contracts	(13,189,907)	(360,208)
Foreign currency translations	(206,849)	1,205,476
Commissions on futures contracts	(241,673)	(545,842)
Change in net unrealized appreciation/depreciation on:
Investments	303,196	(61,344)
Futures contracts	2,633,177	10,285,959
Foreign currency translations	98,036	(303,211)
Net increase (decrease) in net assets resulting from operations	(10,205,314)	5,529,120

DISTRIBUTIONS PAID FROM:
Net investment income	(5,234,993)	—
Net decrease in net assets resulting from distributions paid	(5,234,993)	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	124,672,318	143,220,325
Shares issued to holders in reinvestment of distributions	5,208,756	—
Shares redeemed	(143,139,896)	(219,040,437)
Net decrease in net assets resulting from capital share transactions	(13,258,822)	(75,820,112)

Total Decrease in Net Assets	(28,699,129)	(70,290,992)

NET ASSETS:
Beginning of Period	411,566,570	481,857,562
End of Period (includes undistributed net investment income of $448,900 and $5,234,993, respectively)	$382,867,441	$411,566,570

TRANSACTIONS IN SHARES:
Shares sold	12,275,058	14,123,894
Shares issued to holders in reinvestment of distributions	520,875	—
Shares redeemed	(14,162,015)	(21,545,096)
Net decrease in shares outstanding	(1,366,082)	(7,421,202)

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months
	Ended		For the Year	For the Year		For the Period
	December 31, 2018		Ended	Ended		Ended
	(Unaudited)		June 30, 2018	June 30, 2017		June 30, 2016(1)
Net Asset Value, Beginning of Period	$10.36		$10.22	$10.67		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.01		(0.13)	(0.16)		(0.17)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.24)		0.27	0.26		0.84
Total Income (Loss) from Investment Operations	(0.23)		0.14	0.10		0.67

LESS DISTRIBUTIONS:
From net investment income	(0.14)		—	—		—
From net realized gains	—		—	(0.55)		—
Total Distributions	(0.14)		—	(0.55)		—

Net Asset Value, End of Period	$9.99		$10.36	$10.22		$10.67

Total Return(3)	(2.26	)% (4)	1.37%	1.08	% (5)	6.70	% (4)(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$382,867		$411,567	$481,858		$584,646
Ratio of gross expenses to average net assets (including interest expense)(7)(8)	2.02	% (10)	2.07%	2.05%		2.08	% (10)
Ratio of net expenses to average net assets (including interest expense)(9)	1.86	% (10)	1.89%	1.94%		1.82	% (10)
Ratio of net investment income (loss) to average net assets	0.22	% (10)	(1.12)%	(1.59)%		(1.58	)% (10)
Portfolio turnover rate	43	% (4)	0%	0%		0	% (4)

(1)	The Equinox IPM Systematic Macro Fund commenced operations on July 6, 2015.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Not annualized.

(5)	For the period ended June 30, 2017, the Fund’s total return was not impacted by the voluntary reimbursement by a related party.

(6)	For the period ended June 30, 2016, 0.10% of the Fund’s total return consisted of a voluntary reimbursement by a related party. Excluding this item, the total return would have been 6.60%.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(8)	Ratio of gross expenses to average net assets excluding interest expense (7):	1.99	% (10)	2.05%	2.00%	2.03	% (10)

(9)	Ratio of net expenses to average net assets excluding interest expense:	1.83	% (10)	1.87%	1.89%	1.77	% (10)

(10)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

1.	ORGANIZATION

The Equinox IPM Systematic Macro Fund (the “Fund”) is a diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on July 6, 2015. The Fund currently offers Class I institutional shares which are offered at net asset value. The investment objective of the Fund is to achieve long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of Equinox Funds Trust (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets(a)	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$367,894,042	$—	$367,894,042
Short-Term Investments	6,094,184	—	—	6,094,184
Futures Contracts(b)	5,867,711	—	—	5,867,711
Total	$11,961,895	$367,894,042	$—	$379,855,937

(a)	See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

(b)	Represents net unrealized appreciation of futures contracts.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

There were no transfers between levels during the current period. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include the accounts of Equinox IPM Systematic Macro LLC, a Delaware Limited Liability Company (“EISM-CDC”), a controlled domestic corporation and wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the EISM-CDC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The EISM-CDC utilizes a diversified portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EISM-CDC is as follows:

		EISM-CDC Net Assets at	% of Total Net Assets
	Inception Date of EISM-CDC	December 31, 2018	at December 31, 2018
EISM-CDC	7/8/2015	$37,638,397	9.83%

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2018, open federal and state income tax years include the tax years ended June 30, 2016, June 30, 2017 and June 30, 2018. The Fund identifies its major tax jurisdictions as U.S. Federal and Colorado where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases and sells futures contracts to pursue its investment objective, hedge against market risk, and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Interest income earned or interest expense paid on balances at the counterparty are included in the Consolidated Statement of Operations as Interest Expense. For the six months ended December 31, 2018, the Fund had a net change in unrealized appreciation of $2,633,177 from futures contracts. For the six months ended December 31, 2018, the Fund had a net realized loss of $(13,189,907) from futures contracts.

Offsetting of Financial Assets and Derivative Assets – It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of futures contracts. As of December 31, 2018, the Fund is subject to a master netting arrangement for the futures contracts. The following table sets forth the Fund’s net exposure for futures contracts that are subject to an enforceable master netting arrangement as of December 31, 2018:

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets						Liabilities
Gross Amounts
			Offset in the		Net Amounts
	Gross Amounts		Consolidated		Presented in the
	of Recognized		Statement of Assets &		Consolidated Statement of	Financial	Cash Collateral
Description	Liabilities		Liabilities		Assets & Liabilities	Instruments	Pledged*	Net Amount
Futures Contracts	$(7,758,932	) **	$13,626,643	**	$5,867,711	$—	$—	$5,867,711
Total	$(7,758,932)		$13,626,643		$5,867,711	$—	$—	$5,867,711

*	Any over-collateralization of total financial instruments or cash is not shown. The amount held as total collateral is $1,797,774 and it is shown on the Consolidated Statement of Assets and Liabilities.

**	See Consolidated Portfolio of Investments for breakout of gross unrealized appreciation and depreciation by futures contract.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Consolidated Statement of Assets and Liabilities as of December 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Interest Rate/Currency Contracts	Net unrealized appreciation on futures contracts

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2018:

Derivatives Investment Fair Value
	Equity	Interest Rate	Currency	Total
Futures Contracts	$1,196,359	$361,695	$4,309,657	$5,867,711

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended December 31, 2018:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Interest Rate/Currency Contracts	Net realized gain/(loss) on futures contracts; Net change in unrealized appreciation/(depreciation) on futures contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended December 31, 2018:

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Total
Futures Contracts	$3,124,210	$(268,488)	$(222,545)	$2,633,177

Net realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Interest Rate	Currency	Total
Futures Contracts	$(2,313,316)	$3,205,147	$(14,081,738)	$(13,189,907)

The notional value (underlying face amount at fair value) of the derivative instruments outstanding as of December 31, 2018, as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2018, the cost of purchases and proceeds from the sale of securities, other than short-term securities and short-term U.S. Government securities, amounted to $107,286,428 and $139,927,817, respectively.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. The Adviser has engaged IPM Informed Portfolio Management AB (“IPM”) to direct the investment in futures contracts and futures-related instruments of EISM- CDC in accordance with its IPM Systematic Macro Trading Program (the “IPM Program”). As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.68% of the Fund’s average daily net assets. IPM is paid by the Adviser, not by the Fund. For the six month period ended December 31, 2018, the Fund incurred Advisory fees of $3,398,231. The advisory fee payable at December 31, 2018 in the amount of $467,057 was paid in January 2019.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to reduce its Advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.83% of the Fund’s average daily net assets. This expense limitation will remain in effect until November 30, 2019, but can be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser.

The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for a Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s operating expenses are below the lower of the expense limitation in effect at the time of the waiver or recoupment. For the six months ended December 31, 2018, the Adviser voluntarily waived fees and/or reimbursed expenses in the amount of $319,836, all of which is subject to recapture by the Adviser.

The following table shows the waived or reimbursed expenses subject to potential recovery by the Adviser expiring on:

June 30, 2019	$147,820
June 30, 2020	$615,371
June 30, 2021	$744,281
December 31, 2021	$319,836

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). BluGiant, LLC (“BluGiant”), an affiliate of the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	OTHER SERVICE PROVIDERS

Cipperman Compliance Services, LLC (“Cipperman”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Cipperman and the Trust. Under the terms of such agreement, Cipperman receives customary fees from the Fund.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended June 30, 2018. The tax character of distributions paid during the six month period ended December 31, 2018 were as follows:

Six Months Ended December 31, 2018
Ordinary Income	$ 5,234,993

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$5,234,993	$—	$—	$(5,845,773)	$—	$(1,340,342)	$(1,951,122)

The differences between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments are primarily attributable to the mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Fund did not defer, on a tax basis, late year losses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Fund did not defer, on a tax basis, post-October losses.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, and reclassification of distributions paid, resulted in reclassification for the fiscal year ended June 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$13,873,361	$(13,873,361)

7.	RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has evaluated the impacts of these amendments and has determined that the updates are not material to the Fund’s consolidated financial statements. For this reason, the related changes have not been applied to these consolidated financial statements.

In August 2018, FASB issued ASU 2018 -13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018 -13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impacts ASU 2018-13 will have on the consolidated financial statements.

Equinox IPM Systematic Macro Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting securities creates a presumption of control. As of December 31, 2018, the Fund had an omnibus shareholder account (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no subsequent events requiring adjustment and/or disclosure in the consolidated financial statements.

Equinox IPM Systematic Macro Fund
EXPENSE EXAMPLES
December 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2018 through December 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
Equinox IPM Systematic	Expense	Value	Value	During	Value	During
Macro Fund	Ratio	7-1-18	12-31-18	Period*	12-31-18	Period*
Class I	1.83%	$1,000.00	$977.40	$9.12	$1,015.98	$9.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION
December 31, 2018 (Unaudited)

Approval of Continuation of Investment Advisory Agreement between Equinox Institutional Asset Management, LP and Equinox Funds Trust on behalf of Equinox IPM Systematic Macro Fund.

At a meeting held on November 15, 2018 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management, LP (“EIAM”) and the Trust (the “Agreement”) on behalf of the Equinox IPM Systematic Macro Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed for the Fund, (ii) the size and qualifications of the portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) a comparison of the advisory fee charged by the Adviser to the Fund to the advisory fee of comparable funds, (v) investment performance, (vi) the capitalization and financial condition of EIAM, (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Funds and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on the Adviser’s ability to service the Funds, (xi) compliance with the Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xii) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with representatives of the Adviser as provided at the Board meetings throughout the year covering matters such as the relative performance of the Fund; compliance with the investment objectives, policies, strategies and limitations for the Fund; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

Performance. The Trustees considered the investment performance for the Fund and EIAM. The Trustees reviewed the historical performance of the Fund as compared to the Fund’s benchmark index, the Barclay BTOP50 Index (the “Index”), and as compared to five other investment companies managed by other investment advisers that employ a managed futures strategy (the “Peer Funds”). The Trustees considered the performance of the Fund against the Index and Peer Funds for the one year, three year and since inception periods ended September 30, 2018, noting that longer term performance data was not available. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

The Trustees noted that the Fund underperformed the Index for the one year and since inception periods ended September 30, 2018, and outperformed the Index for the three year period ended September 30, 2018. The Trustees noted that the Fund outperformed one of the five Peer Funds for the one year period ended September 30, 2018, outperformed all of the Peer Funds for the three year period ended September 30, 2018, and outperformed two of the five Peer Funds for the since inception period ended September 30, 2018. The Trustees considered that the Fund underperformed each of the other funds advised by EIAM for the one year period ended September 30, 2018, outperformed two of the three other funds advised by EIAM for the three year period ended September 30, 2018, and outperformed two of the three other funds advised by EIAM for the since inception period ended September 30, 2018.

The Trustees considered explanations provided by EIAM regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s investment strategy, volatility targets and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the Fund. In the instance where the Fund lagged one or more Peer Funds or the Index for certain periods, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies. Taking note of EIAM’s discussion of the various factors contributing to the Fund’s performance and its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

Fees. The Trustees noted that the representatives of EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Fund and any other ancillary benefit resulting from the Adviser’s relationship with the Fund. The Trustees also reviewed information regarding the fees the Adviser charges to other clients and evaluated explanations provided by Adviser as to differences in fees charged to the Fund and other similarly managed accounts, including other investment companies. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by the Adviser are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by Adviser.

Knowledge, experience, and qualifications. The Trustees then considered the level and depth of knowledge of EIAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by EIAM, the Board took into account its familiarity with EIAM’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account EIAM’s compliance policies and procedures and reports regarding the Adviser’s compliance operations. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by EIAM are appropriate and consistent with the terms of the Advisory Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Advisory Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

Costs. Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally, and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders, but that the Fund’s fee structure did not currently include breakpoints.

The Trustees determined to approve the continuation of the Advisory Agreement for an additional one year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

Approval of Continuation of Trading Advisory Agreement between Equinox Institutional Asset Management, LP, IPM Informed Portfolio Management AB, and Equinox IPM Systematic Macro LLC

At a meeting held on August 16, 2018 (the “August Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Equinox Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the trading advisory agreement (“Trading Agreement”) between Equinox Institutional Asset Management, LP (“EIAM”), IPM Informed Portfolio Management AB (“IPM” or the “Trading Adviser”) and Equinox IPM Systematic Macro LLC, a Delaware limited liability company (the “Trading Entity”) which is wholly-owned by Equinox IPM Systematic Macro Fund (the “Fund”). At the Meeting, the Board considered the continuation of the Trading Agreement with respect to the Fund for an additional one year period.

The Trustees discussed the continuation of the Trading Agreement. EIAM and IPM provided the Trustees with information regarding: (i) the services performed by IPM for the Trading Entity on behalf of the Fund; (ii) the size and qualifications of IPM’s portfolio management staff; (iii) any potential or actual material conflicts of interest which may arise in connection with IPM’s management of the Trading Entity on behalf of the Fund; (iv) investment performance; (v) the capitalization and financial condition of IPM; (vi) IPM’s trading advisory fee arrangements with EIAM; (vii) brokerage selection procedures (including soft dollar arrangements, if any); (viii) the procedures for allocating investment opportunities between the Trading Entity and other clients; (ix) results of any regulatory examination, including any recommendations or deficiencies noted; (x) any litigation, investigation or administrative proceeding which may have a material impact on IPM’s ability to provide services under the Trading Agreement; and (xi) IPM’s internal compliance programs including with respect to the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements.

The Trustees considered the overall investment performance of the Fund. The Trustees reviewed performance information for the Fund for the one year and since inception periods ended June 30, 2018, including a comparison to the Barclay BTOP50 (“Index”) and a composite of similar accounts managed by IPM (the “Composite”). The Trustees also reviewed IPM’s commentary regarding the performance data and the various factors contributing to the Fund’s short-term performance, noting that longer-term performance was not available.

The Trustees noted that the Fund outperformed the Index for the one year and since inception periods ended June 30, 2018, and underperformed the Composite, in terms of gross and net returns, for the one year and since inception periods ended June 30, 2018. The Trustees considered explanations provided by IPM regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s fees, investment strategies and portfolio construction in comparison to the Composite noting that the accounts comprising the Composite are managed with a higher volatility target than the Fund (15% vs 10% volatility target for the Fund) and are subject to performance fees. The Trustees considered other factors that supported the continuation of the Trading Agreement, including the following: (i) that IPM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies; and (ii) that the Fund had a limited history of investment performance. Taking note of the IPM’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, respectively, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

The Trustees considered the fees paid to IPM, the total expenses of the Fund, and EIAM’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees considered the rate of the fee and other expenses paid by to IPM under the Trading Agreement as compared to those of representative comparable funds managed by EIAM and other investment advisers. The Trustees also discussed the limitations of the comparative expense information of the Fund, given the potential varying nature, extent and quality of the services provided by the advisers of a group of peer funds. The Trustees noted that the investment advisory fee and total operating expenses for the Fund were within the range of contractual fee rates and total operating expenses of the peer funds.

Equinox IPM Systematic Macro Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2018 (Unaudited)

The Trustees also considered the fees that IPM charges to other accounts that it manages and evaluated explanations provided by IPM as to differences in fees payable under the Trading Agreement and other similarly managed accounts. The Trustees noted that the contractual trading advisory fee under the Trading Agreement is paid by EIAM out of the fees it receives from the Fund, and considered the impact of such fee on the pro forma estimated profitability that EIAM expected to derive from its relationship with the Fund. The Trustees concluded that the fee paid to and services provided by IPM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meeting. The Trustees concluded that the fees to be paid by EIAM to IPM pursuant to the Trading Agreement were fair and reasonable.

Trustees also considered (i) the costs of the services provided by IPM, (ii) the compensation and benefits received by IPM as a result of providing services to the Fund, and (iii) IPM’s profitability. In considering the profitability of IPM and its relationship with the Fund, the Board noted the undertaking of EIAM with respect to the expense limitation for the Fund and also noted that the fees under the Trading Agreement are paid by EIAM out of the advisory fee that it receives and, in addition, were negotiated at arm’s length. As a consequence, the profitability of IPM with respect to its relationship with the Fund was not a substantial factor in the Board’s deliberations.

For similar reasons, the Board did not consider the economies of scale in IPM’s management of the Fund to be a substantial factor in its consideration although the Board noted that the fee schedules for the Fund did not currently contemplate breakpoints that would reduce the fee rate payable by EIAM.

At this time, the Trustees determined to approve the continuation of the Trading Agreement for an additional one year period. In approving the continuation of the Trading Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by EIAM and IPM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgement. The Board determined that the continuation of the Trading Agreement would be in the best interest of Fund and its shareholders.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N -PORT (beginning with filings after March 31, 2019). Form N-Q or Part F of Form N- PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q or Part F of Form N-Port is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISER
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Ave
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed September 8, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By: _/s/ Robert J. Enck___________

Robert J. Enck, Principal Executive Officer

Date: __3/8/2019__________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert J. Enck_

Robert J. Enck, Principal Executive Officer

Date: 3/8/2019

By: _/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date: _3/6/2019